Segment Information - Main Products and Service Revenues (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of Products And Services [Line Items]
Revenues	$ 210,478	$ 7,588	$ 207,609	$ 207,520
Mobile services [Member]
Disclosure Of Products And Services [Line Items]
Revenues	58,048		56,724	58,703
Sales of products [Member]
Disclosure Of Products And Services [Line Items]
Revenues	42,907		39,391	41,593
Local telephone and domestic long distance telephone services [Member]
Disclosure Of Products And Services [Line Items]
Revenues	25,704		26,475	27,929
Broadband access and domestic leased line services [Member]
Disclosure Of Products And Services [Line Items]
Revenues	23,012		22,420	22,116
Data communications internet services [Member]
Disclosure Of Products And Services [Line Items]
Revenues	22,281		21,447	21,003
International network and leased line services revenue [Member]
Disclosure Of Products And Services [Line Items]
Revenues	4,367		3,884	7,066
Others [Member]
Disclosure Of Products And Services [Line Items]
Revenues	$ 34,159		$ 37,268	$ 29,110